CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Cash flows from operating activities:
Net income before noncontrolling interest	₨ 220,565.5	$ 3,189.2	₨ 178,833.9	₨ 140,740.6
Adjustment to reconcile net income to net cash provided by operating activities
Provision for credit losses	72,279.3	1,045.1	59,397.8	37,951.4
Depreciation and amortization	12,247.8	177.1	9,678.9	8,876.9
Amortization of intangible assets	1.0	0.0	1.0	3.0
Amortization of deferred customer acquisition costs and fees	10,423.1	150.7	9,246.2	7,913.8
Amortization of premium (discount) on investments	4,532.1	65.5	3,599.4	2,609.8
Other than temporary impairment losses on available for sale debt securities	1,081.0	15.6	149.1	13.4
Deferred tax benefit	(8,129.4)	(117.6)	(10,403.5)	(5,048.6)
Other gains, net	(6,717.5)	(97.1)	0.0	0.0
Share-based compensation expense	5,343.3	77.3	6,594.6	8,203.2
Net realized (gain) loss on sale of available for sale debt securities	(2,596.0)	(37.5)	(10,853.2)	(9,606.2)
(Gain) loss on disposal of property and equipment, net	(64.8)	(0.9)	(64.5)	14.8
Unrealized exchange (gain) loss	574.6	8.3	1,719.5	407.9
Net change in:
Investments held for trading	(96,555.7)	(1,396.1)	(131,816.3)	35,241.8
Accrued interest receivable	(15,060.3)	(217.8)	(10,527.8)	(9,083.4)
Other assets	(112,726.3)	(1,629.9)	90,525.6	(65,542.3)
Accrued interest payable	13,775.0	199.2	20,997.1	3,286.3
Accrued expense and other liabilities	84,299.5	1,218.9	(122,803.6)	223,289.8
Net cash provided by operating activities	183,272.2	2,650.0	94,274.2	379,272.2
Cash flows from investing activities:
Term placements	24,447.4	353.5	(8,806.4)	17,830.3
Activity in available for sale debt securities:
Purchases	(1,781,754.9)	(25,762.8)	(1,518,100.1)	(2,890,096.8)
Proceeds from sales	453,778.9	6,561.3	197,206.3	412,536.2
Maturities, prepayments and calls	937,072.0	13,549.3	1,171,299.5	2,274,701.2
Net change in repurchase agreements and reverse repurchase agreements	609,805.1	8,817.3	(462,018.6)	(355,040.1)
Loans purchased	(240,356.2)	(3,475.4)	(55,216.0)	(128,490.2)
Repayments on loans purchased	89,713.3	1,297.2	76,993.2	59,803.7
Increase in loans originated, net of principal collections	(1,610,724.3)	(23,289.8)	(1,440,601.9)	(956,914.2)
Additions to property and equipment	(16,355.0)	(236.5)	(9,181.5)	(12,628.5)
Proceeds from sale or disposal of property and equipment	212.3	3.1	95.1	94.3
Activity in equity securities, net	(2,821.4)	(40.8)	4.7	0.0
Net cash used in investing activities	(1,536,982.8)	(22,223.6)	(2,048,325.7)	(1,578,204.1)
Cash flows from financing activities:
Net increase in deposits	1,331,850.9	19,257.5	1,447,097.0	979,662.7
Net increase (decrease) in short-term borrowings	(127,707.1)	(1,846.5)	456,558.6	68,703.2
Purchase of subsidiary shares from noncontrolling interest	0.0	0.0	(143.3)	0.0
Proceeds from issue of shares by a subsidiary to noncontrolling interests	459.8	6.6	366.5	301.9
Proceeds from issuance of long-term debt	320,093.6	4,628.3	425,517.1	335,048.9
Repayment of long-term debt	(224,084.5)	(3,240.1)	(225,150.2)	(123,074.3)
Proceeds from issuance of equity shares for options exercised	22,008.2	318.2	27,259.1	22,615.1
Proceeds from issuance of equity shares (net of issuance cost)	235,896.2	3,410.9	0.0	0.0
Payment of dividends and dividend tax	(41,015.2)	(593.0)	(34,490.3)	(29,280.9)
Net cash provided by financing activities	1,517,501.9	21,941.9	2,097,014.5	1,253,976.6
Effect of exchange rate changes on cash and due from banks, and restricted cash	(3,069.7)	(44.4)	479.4	(2,007.8)
Net change in cash and due from banks, and restricted cash	160,721.6	2,323.9	143,442.4	53,036.9
Cash and due from banks, and restricted cash, beginning of year	574,151.0	8,301.8	430,708.6	377,671.7
Cash and due from banks, and restricted cash, end of year	734,872.6	10,625.7	574,151.0	430,708.6
Supplementary cash flow information:
Interest paid	520,351.2	7,523.9	399,287.9	370,455.4
Income taxes paid, net of refunds	119,365.0	1,725.9	100,089.3	76,849.6
Non-cash investment activities
Payable for purchase of property and equipment	₨ 1,323.7	$ 19.1	₨ 1,064.5	₨ 537.8